Income tax expense - Deferred tax charged directly to other equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deferred Tax Relating To Items Charged Or Credited Directly To Equity [Abstract]
Gain on valuation of financial assets at FVTOCI	₩ 58,677	₩ 4,628
Gain on valuation of equity method investments	2,078	3,133
Gain on foreign currency translation of foreign operations	5,689	10,883
Remeasurements of the net defined benefit liability	74,790	101,128
Gain on derivatives designated as cash flow hedge	(843)	556
Total	₩ 140,391	₩ 120,328